UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Brian C. Janssen

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Annual report for the year ended April 30, 2021

We seek to generate
income and find
opportunities to grow
principal through
investment in high-
quality common stocks

Washington Mutual Investors Fund seeks to produce income and to provide you with an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	49.33%	14.01%	12.64%
Class A shares (reflecting 5.75% maximum sales charge)	40.43	12.45	11.75

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.38% for Class F-2 shares and 0.58% for Class A shares as of the prospectus dated July 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of May 31, 2021, was 1.57% for Class F-2 shares and 1.29% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

11	Financial statements

34	Board of trustees and other officers

Fellow investors

For the 12 months ended April 30, 2021, Class F-2 shares of Washington Mutual Investors Fund had a total return of 38.91%, which compares to the 45.98% gain of the Standard & Poor’s 500 Composite Index, the fund’s unmanaged benchmark.

Over the past fiscal year, the fund paid four dividends totaling 96.55 cents a share and a capital gains distribution of 66.54 cents per share.

We’re pleased with the fund’s lifetime average annual total return of 12.17%. By contrast, the S&P 500 — a market capitalization-weighted index based on the results of approximately 500 widely held common stocks — had an 11.12% average annual total return over that same period of time.

The economy and markets

This reporting period was characterized by a remarkable rally that lifted the U.S. stock market to multiple all-time highs. The Dow Jones Industrial Average (DJIA) broke 30,000 for the first time ever on November 24, 2020 and kept rising, surpassing 31,000 on January 7, 2021, 32,000 on March 10, 33,000 on March 17 and 34,000 on April 15.

This gain is especially impressive given the seemingly insurmountable “wall of worries” the markets had to climb to get there: an unprecedented global pandemic shuttering most of the global economy, unexpectedly persistent restrictions on travel, and a divisive U.S. presidential election.

Through it all, the economy adapted: The federal government provided massive stimulus measures, the Federal Reserve kept interest rates low, businesses seamlessly moved to online work and commerce and consumers embraced stricter guidelines affecting health, work and recreation.

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class F-2 shares)*	38.91%	14.35%	14.62%	12.72%	12.17%
Washington Mutual Investors Fund (Class A shares)	38.63	14.12	14.41	12.50	11.96
Standard & Poor’s 500 Composite Index†	45.98	18.67	17.42	14.17	11.12

*	Class F-2 shares were first offered on August 5, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
†	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Washington Mutual Investors Fund	1

In 2020, growth stocks outpaced the value stocks the fund emphasizes by the widest gap on record. Information technology stocks in particular prospered, as companies raced to digitize to keep pace with the new work- and shop-from-home models. Traditional defensive stocks didn’t do as well, as sectors such as energy, materials, and financials had to cope with a series of restrictions designed to combat the pandemic, including stay-at-home orders that led to a precipitous fall in oil demand, government-mandated loan deferments and a halt to short- and long-distance travel.

The first four months of 2021 saw a reversal of this 10-year trend, as value stocks catapulted ahead of growth stocks by the widest margin in nearly two decades. In the first quarter of 2021, manufacturing activity grew at its fastest pace since 1983. Meanwhile, energy prices began to rise in December, and continued to climb through the first three months of 2021. Financial stocks also led markets higher, lifted by the anticipation of the higher rates and stronger loan demand that would come with full economic recovery.

As pandemic-based restrictions began to be loosened around the world, and with pent-up demand unleashed, the worries at the end of April seemed significantly less than at any time in the past year. How the market will respond remains to be seen. Such short-term uncertainty is why the fund takes a longer term approach to investing.

A look at the portfolio

Sectors: With the rotation from growth to value in the latter part of this reporting period, fund results from sector positioning for the overall reporting period ended up essentially neutral to those of the benchmark S&P 500 index. Detracting from relative results were overweight positions in health care and utilities, and underweight positions in information technology and communication services. Offsetting that were overweight positions in financials and materials.

Stocks: Nine of the fund’s top 10 holdings had a positive return for the 12-month period. In fact, the average return (with all 10 equally weighted) was over 46%. Microsoft (up 42.15%), the fund’s largest holding, made its second-biggest acquisition ever (after LinkedIn in 2016) with speech recognition company Nuance Communications. No. 2 holding Broadcom (up 72.69%) saw strong growth in key market segments such as cloud data centers, broadband 6G Wi-Fi and its Symantec computer security division. Third-largest holding Comcast (up 52.26%) also took advantage of at-home mandates; in the first quarter of 2021, its high-speed internet business became as large as its cable business, and more than 42 million people signed up for its new Peacock on-demand streaming service.

Financials also posted strong results, led by BlackRock (up 67.15%) and JP Morgan Chase (up 65.79%). The one stock in the top 10 with negative returns, the once-dominant chipmaker Intel (down 1.61%), announced its new CEO’s plan to revive

2	Washington Mutual Investors Fund

the company that includes a commitment to spend $20 billion on new factories to combat the ongoing semiconductor chip shortage.

Looking ahead

When we launched Washington Mutual Investors Fund in 1952, our goal was to produce income and an opportunity for growth with lower volatility over time. To help lower risk, we applied a strict set of eligibility rules for fund holdings — emphasizing strong balance sheets and the potential for consistent dividends. The fund employs a fundamental, bottom-up investment process in which portfolio managers and analysts seek attractive investments that can help investors pursue their long-term financial objectives.

We believe that this strategy, combined with American Funds’ time-tested approach to investing, can continue to help investors pursue their long-term financial goals. We would like to take this opportunity to welcome our new shareholders to the fund and to thank current investors for the trust and confidence they’ve placed in Washington Mutual Investors Fund.

We look forward to reporting back to you again in six months.

Cordially,

Alan N. Berro
Co-President

Eric H. Stern
Co-President

June 9, 2021

For current information about the fund, visit capitalgroup.com.

Washington Mutual Investors Fund	3

The value of a long-term perspective

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment1; thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 5, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	Assumes a $10,000 investment made in the fund on April 30, 1971.
[4]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Average annual total returns based on a $1,000 investment
(for periods ended April 30, 2021)

	1 year	5 years	10 years
Class F-2 shares	38.91%	14.62%	12.72%
Class A shares*	30.65	13.06	11.83

Assumes payment of the maximum 5.75% sales charge.

$2,000,000
1,000,000
400,000
200,000
100,000
40,000
20,000
10,000
8,000
Year ended April 30
1972[3]
1973
1974
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990

4	Washington Mutual Investors Fund

How a hypothetical $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in Class F-2 and Class A shares of Washington Mutual Investors Fund grew from April 30, 1971, to April 30, 2021. As you can see, the investment grew to $2,613,884 or $2,245,544, respectively, with all distributions reinvested.

Washington Mutual Investors Fund	5

Investment portfolio April 30, 2021

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.39%
Broadcom	5.11
Comcast	4.51
UnitedHealth Group	3.41
BlackRock	2.24
Marsh & McLennan	2.04
Home Depot	1.93
JPMorgan Chase	1.93
CME Group	1.86
Intel	1.67

Common stocks 96.36%	Shares	Value (000)
Energy 4.86%
Baker Hughes Co., Class A	36,382,527	$730,561
Cabot Oil & Gas Corp.	15,347,284	255,839
Chevron Corp.	18,500,510	1,906,848
ConocoPhillips	13,312,135	680,783
Enbridge Inc.	33,659,737	1,298,256
EOG Resources, Inc.	10,126,713	745,731
Exxon Mobil Corp.	3,480,031	199,197
Pioneer Natural Resources Company	7,385,714	1,136,144
TC Energy Corp.	4,376,791	216,520
Valero Energy Corp.	3,188,189	235,798
		7,405,677

Materials 4.82%
Air Products and Chemicals, Inc.	1,997,676	576,289
Corteva, Inc.	2,988,490	145,719
Dow Inc.	33,189,067	2,074,317
Huntsman Corp.	6,989,715	200,395
Linde PLC	915,645	261,728
LyondellBasell Industries NV	13,252,872	1,374,853
Nucor Corp.	12,673,685	1,042,537
Packaging Corp. of America	1,096,216	161,856
PPG Industries, Inc.	1,116,888	191,256
Rio Tinto PLC (ADR)[1]	5,883,114	500,418
Sherwin-Williams Company	359,670	98,503
Vulcan Materials Co.	3,993,030	711,718
		7,339,589

Industrials 10.65%
ABB Ltd (ADR)[1]	13,384,491	434,059
Air Lease Corp., Class A	3,581,788	167,305
Caterpillar Inc.	4,912,132	1,120,506
CSX Corp.	18,223,997	1,836,068
Cummins Inc.	415,175	104,641
Emerson Electric Co.	2,251,722	203,758
Equifax Inc.	1,737,042	398,182
HEICO Corp.	925,736	130,344
Honeywell International Inc.	10,746,641	2,396,931
Johnson Controls International PLC	1,662,000	103,609
L3Harris Technologies, Inc.	3,334,191	697,613
Lockheed Martin Corp.	4,030,675	1,533,914
Nidec Corp. (ADR)[1]	1,774,592	51,570
Norfolk Southern Corp.	3,465,146	967,607
Northrop Grumman Corp.	5,915,863	2,096,818
PACCAR Inc.	10,239,509	920,327
Parker-Hannifin Corp.	1,216,000	381,593
Raytheon Technologies Corp.	5,743,803	478,114
RELX PLC (ADR)[1]	7,173,640	187,089

6	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Republic Services, Inc.	2,195,900	$233,424
Trinity Industries, Inc.	1,813,083	50,114
Union Pacific Corp.	6,023,046	1,337,658
Waste Connections, Inc.	3,424,133	407,848
		16,239,092

Consumer discretionary 5.89%
Amazon.com, Inc.[2]	19,765	68,534
Chipotle Mexican Grill, Inc.[2]	192,358	287,004
Darden Restaurants, Inc.	6,061,160	889,293
Dollar General Corp.	1,203,899	258,537
Domino’s Pizza, Inc.	94,817	40,045
General Motors Company[2]	30,159,274	1,725,714
Home Depot, Inc.	9,107,112	2,947,699
Marriott International, Inc., Class A2	1,361,441	202,201
McDonald’s Corp.	352,000	83,100
NIKE, Inc., Class B	1,060,911	140,698
Royal Caribbean Cruises Ltd.[2]	1,065,700	92,663
Starbucks Corp.	863,239	98,832
TJX Companies, Inc.	3,312,288	235,172
VF Corp.	10,348,865	907,182
Wynn Resorts, Ltd.[2,3]	6,443,158	827,301
YUM! Brands, Inc.	1,504,146	179,776
		8,983,751

Consumer staples 5.46%
Archer Daniels Midland Company	12,878,882	813,044
Church & Dwight Co., Inc.	4,357,631	373,623
Conagra Brands, Inc.	22,095,199	819,511
Costco Wholesale Corp.	673,375	250,556
Danone (ADR)[1]	6,269,344	88,837
General Mills, Inc.	2,187,881	133,154
Hormel Foods Corp.	10,200,000	471,240
Keurig Dr Pepper Inc.	27,168,096	973,976
Kimberly-Clark Corp.	756,570	100,866
Kraft Heinz Company	10,234,426	422,579
Kroger Co.	1,049,525	38,350
Mondelez International, Inc.	13,984,437	850,394
Nestlé SA (ADR)	12,343,438	1,475,411
Procter & Gamble Company	2,375,974	317,002
Reckitt Benckiser Group PLC (ADR)[1]	25,339,490	459,152
Unilever PLC (ADR)	5,249,191	308,233
Walgreens Boots Alliance, Inc.	7,986,062	424,060
		8,319,988

Health care 15.71%
Abbott Laboratories	9,940,152	1,193,613
Anthem, Inc.	2,265,612	859,551
AstraZeneca PLC (ADR)[1]	21,775,836	1,155,644
Baxter International Inc.	3,294,961	282,345
Cigna Corp.	4,125,741	1,027,351
CVS Health Corp.	28,620,763	2,186,626
Danaher Corp.	3,245,758	824,228
Edwards Lifesciences Corp.[2]	1,323,495	126,420
Eli Lilly and Company	3,827,346	699,524
Gilead Sciences, Inc.	22,071,033	1,400,848
GlaxoSmithKline PLC (ADR)[1]	7,658,517	285,969
Humana Inc.	4,469,176	1,989,856
Johnson & Johnson	15,283,941	2,487,156
Medtronic PLC	1,199,724	157,068
Merck & Co., Inc.	3,158,887	235,337
Novartis AG (ADR)	438,425	37,371
Novo Nordisk A/S, Class B (ADR)	2,160,595	159,776
Pfizer Inc.	63,033,324	2,436,238
Roche Holding AG (ADR)	2,809,895	114,391
Thermo Fisher Scientific Inc.	1,533,773	721,226
UnitedHealth Group Inc.	13,011,789	5,189,101

Washington Mutual Investors Fund	7

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Viatris Inc.[2]	3,997,726	$53,170
Zimmer Biomet Holdings, Inc.	794,037	140,672
Zoetis Inc., Class A	995,263	172,210
		23,935,691

Financials 18.43%
Bank of America Corp.	33,819,929	1,370,722
Bank of Nova Scotia	8,796,290	560,236
BlackRock, Inc.	4,166,643	3,413,731
Brookfield Asset Management Inc., Class A	3,871,941	176,483
Capital One Financial Corp.	8,667,054	1,292,084
Carlyle Group Inc.	8,633,355	368,299
Chubb Ltd.	9,785,992	1,679,178
Citigroup Inc.	12,969,371	923,938
Citizens Financial Group, Inc.	5,474,774	253,372
CME Group Inc., Class A	14,019,916	2,831,883
Discover Financial Services	10,271,947	1,171,002
Everest Re Group, Ltd.	371,831	102,979
Fifth Third Bancorp	3,364,000	136,377
Intercontinental Exchange, Inc.	8,948,958	1,053,382
JPMorgan Chase & Co.	19,126,906	2,941,909
KeyCorp	16,041,305	349,059
KKR & Co. Inc.	5,093,411	288,185
Marsh & McLennan Companies, Inc.	22,926,193	3,111,084
Moody’s Corp.	912,548	298,138
Nasdaq, Inc.	5,075,833	819,950
PNC Financial Services Group, Inc.	8,877,318	1,659,615
Regions Financial Corp.	12,816,050	279,390
S&P Global Inc.	1,796,311	701,262
Toronto-Dominion Bank	9,592,055	659,454
Travelers Companies, Inc.	5,072,245	784,473
Truist Financial Corp.	14,470,882	858,268
		28,084,453

Information technology 17.68%
Analog Devices, Inc.	357,061	54,687
Apple Inc.	8,688,977	1,142,253
Applied Materials, Inc.	3,869,000	513,455
ASML Holding NV (New York registered) (ADR)	2,314,309	1,499,904
Automatic Data Processing, Inc.	2,928,337	547,570
Broadcom Inc.	16,147,120	7,366,316
EPAM Systems, Inc.[2]	187,065	85,629
Fidelity National Information Services, Inc.	6,598,612	1,008,928
Intel Corp.	44,222,431	2,544,116
Jack Henry & Associates, Inc.	350,247	57,031
KLA Corp.	1,453,869	458,478
Mastercard Inc., Class A	1,300,839	496,999
Micron Technology, Inc.[2]	42,485	3,657
Microsoft Corp.	32,590,550	8,218,685
Motorola Solutions, Inc.	598,987	112,789
NetApp, Inc.	4,577,308	341,879
Paychex, Inc.	3,003,140	292,776
SAP SE (ADR)	1,185,440	165,890
TE Connectivity Ltd.	3,142,367	422,554
Texas Instruments Inc.	1,125,425	203,150
Visa Inc., Class A	6,007,287	1,403,062
		26,939,808

Communication services 7.89%
Activision Blizzard, Inc.	806,634	73,557
Alphabet Inc., Class A2	353,673	832,369
Alphabet Inc., Class C2	520,265	1,253,901
Comcast Corp., Class A	122,508,076	6,878,828
Electronic Arts Inc.	605,367	86,011
Facebook, Inc., Class A2	3,983,138	1,294,839
Nexstar Media Group, Inc.	574,500	84,687
Verizon Communications Inc.	26,269,959	1,518,141
		12,022,333
8	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Utilities 3.03%
American Electric Power Company, Inc.	2,000,000	$177,420
CMS Energy Corp.	10,794,545	695,061
Dominion Energy, Inc.	1,996,516	159,522
DTE Energy Company	3,786,703	530,214
Edison International	2,537,643	150,863
Entergy Corp.	672,240	73,469
Exelon Corp.	19,351,741	869,667
NextEra Energy, Inc.	3,160,611	244,979
Public Service Enterprise Group Inc.	3,747,871	236,716
Sempra Energy	6,850,628	942,441
Xcel Energy Inc.	7,564,464	539,346
		4,619,698

Real estate 1.94%
Alexandria Real Estate Equities, Inc. REIT	3,004,755	544,161
American Tower Corp. REIT	1,077,790	274,588
AvalonBay Communities, Inc. REIT	1,011,524	194,213
Digital Realty Trust, Inc. REIT	6,913,801	1,066,869
Extra Space Storage Inc. REIT	923,000	137,241
Mid-America Apartment Communities, Inc. REIT	2,187,659	344,184
Regency Centers Corp. REIT	6,242,077	397,371
		2,958,627

Total common stocks (cost: $84,571,352,000)		146,848,707

Convertible stocks 0.89%
Health care 0.22%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	2,968,719	163,962
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	119,405	169,048
		333,010

Financials 0.07%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	1,497,869	112,310

Information technology 0.28%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	289,826	420,088

Utilities 0.32%
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	772,005	39,511
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	1,603,509	165,402
DTE Energy Company, convertible preferred units, 6.25% 2022	1,723,025	87,427
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,867,804	194,821
		487,161

Total convertible stocks (cost: $1,137,187,000)		1,352,569

Short-term securities 3.07%
Money market investments 2.45%
Capital Group Central Cash Fund 0.06%[3,4]	37,386,308	3,739,005

Money market investments purchased with cash collateral from securities on loan 0.62%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,5]	284,200,000	284,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[4,5]	236,900,000	236,900
Capital Group Central Cash Fund 0.06%[3,4,5]	1,155,056	115,517
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,5]	102,701,904	102,702
State Street Institutional U.S. Government Money Market Fund, Premier Class 0%[4,5]	94,700,000	94,700

Washington Mutual Investors Fund	9

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with cash collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[4,5]	75,800,000	$75,800
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,5]	28,400,000	28,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[4,5]	9,400,000	9,400
		947,619

Total short-term securities (cost: $4,686,331,000)		4,686,624
Total investment securities 100.32% (cost: $90,394,870,000)		152,887,900
Other assets less liabilities (0.32)%		(490,890)

Net assets 100.00%		$152,397,010

Investments in affiliates3

	Value of affiliates at 5/1/2020 (000)	Additions (000)		Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)
Common stocks 0.54%
Consumer discretionary 0.54%
Wynn Resorts, Ltd.[2]	$589,863	$372,145		$372,641	$(233,926)	$471,860	$827,301	$—
Short-term securities 2.53%
Money market investments 2.45%
Capital Group Central Cash Fund 0.06%[4]	4,911,636	10,703,884		11,875,626	77	(966)	3,739,005	2,991
Money market investments purchased with cash collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.06%[4,5]	—	115,517	[6]				115,517	—	[7]
Total short-term securities							3,854,522
Total 3.07%					$(233,849)	$470,894	$4,681,823	$2,991

[1]	All or a portion of this security was on loan. The total value of all such securities was $1,670,724,000, which represented 1.10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 4/30/2021.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

10	Washington Mutual Investors Fund

Financial statements

Statement of assets and liabilities
at April 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $1,670,724 of investment securities on loan):
Unaffiliated issuers (cost: $85,924,969)	$148,206,077
Affiliated issuers (cost: $4,469,901)	4,681,823	$152,887,900
Cash		6,760
Cash denominated in currencies other than U.S. dollars (cost: $29)		38
Receivables for:
Sales of investments	157,312
Sales of fund’s shares	504,810
Dividends	167,158
Other	2	829,282
		153,723,980
Liabilities:
Collateral for securities on loan		947,619
Payables for:
Purchases of investments	191,969
Repurchases of fund’s shares	113,813
Investment advisory services	27,886
Services provided by related parties	23,194
Board members’ deferred compensation	15,365
Other	7,124	379,351
Net assets at April 30, 2021		$152,397,010

Net assets consist of:
Capital paid in on shares of beneficial interest		$85,005,546
Total distributable earnings		67,391,464
Net assets at April 30, 2021		$152,397,010

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,706,641 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$71,468,925	1,268,390		$56.35
Class C	1,508,870	27,195		55.48
Class T	13	—	*	56.34
Class F-1	2,421,528	43,164		56.10
Class F-2	26,849,384	477,001		56.29
Class F-3	6,969,295	123,739		56.32
Class 529-A	2,886,465	51,364		56.20
Class 529-C	109,403	1,959		55.84
Class 529-E	106,501	1,908		55.82
Class 529-T	17	—	*	56.34
Class 529-F-1	12	—	*	56.01
Class 529-F-2	269,277	4,779		56.34
Class 529-F-3	13	—	*	56.34
Class R-1	74,458	1,338		55.64
Class R-2	738,784	13,340		55.38
Class R-2E	98,320	1,755		56.03
Class R-3	1,904,134	34,136		55.78
Class R-4	3,322,162	59,332		55.99
Class R-5E	536,033	9,530		56.25
Class R-5	1,005,454	17,852		56.32
Class R-6	32,127,962	569,859		56.38

*	Amount less than one thousand.

See notes to financial statements.

Washington Mutual Investors Fund	11

Financial statements (continued)

Statement of operations
for the year ended April 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,030; also includes $2,991 from affiliates)	$3,009,168
Securities lending income (net of fees)	1,414
Interest	346		$3,010,928
Fees and expenses*:
Investment advisory services	296,716
Distribution services	200,059
Transfer agent services	80,779
Administrative services	39,123
Reports to shareholders	1,802
Registration statement and prospectus	2,646
Board members’ compensation	5,758
Auditing and legal	398
Custodian	2,630
Other	1,942
Total fees and expenses before reimbursement	631,853
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	—	†
Total fees and expenses after reimbursement			631,853
Net investment income			2,379,075

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,284,368
Affiliated issuers	(233,849)
In-kind redemptions	116,099
Currency transactions	1,128		7,167,746
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	33,176,169
Affiliated issuers	470,894
Currency translations	10		33,647,073
Net realized gain and unrealized appreciation			40,814,819

Net increase in net assets resulting from operations			$43,193,894

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

12	Washington Mutual Investors Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended April 30,
	2021	2020
Operations:
Net investment income	$2,379,075	$2,400,930
Net realized gain	7,167,746	3,259,195
Net unrealized appreciation (depreciation)	33,647,073	(9,844,980)
Net increase (decrease) in net assets resulting from operations	43,193,894	(4,184,855)

Distributions paid to shareholders	(4,246,015)	(8,467,507)

Net capital share transactions	199,383	8,806,566

Total increase (decrease) in net assets	39,147,262	(3,845,796)

Net assets:
Beginning of year	113,249,748	117,095,544
End of year	$152,397,010	$113,249,748

See notes to financial statements.

Washington Mutual Investors Fund	13

Notes to financial statements

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Prior to June 30, 2020, the initial sales charge was up to 5.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

14	Washington Mutual Investors Fund

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Washington Mutual Investors Fund	15

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

At April 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

16	Washington Mutual Investors Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $1,670,724,000, and the total value of collateral received was $1,724,168,000. Collateral received includes cash of $947,619,000 and U.S. government securities of $776,549,000. Investment securities purchased with cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended April 30, 2021, the fund reclassified $437,179,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Washington Mutual Investors Fund	17

As of April 30, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$231,513
Undistributed long-term capital gains	4,638,967
Gross unrealized appreciation on investments	62,905,165
Gross unrealized depreciation on investments	(368,826)
Net unrealized appreciation on investments	62,536,339
Cost of investments	90,351,561

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended April 30, 2021						Year ended April 30, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,105,484		$836,764		$1,942,248		$1,127,019		$3,022,747		$4,149,766
Class C	15,739		18,668		34,407		19,738		87,744		107,482
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	43,944		35,031		78,975		52,103		143,629		195,732
Class F-2	440,362		308,322		748,684		390,177		926,177		1,316,354
Class F-3	110,289		72,122		182,411		88,991		202,344		291,335
Class 529-A	43,496		33,872		77,368		43,609		120,493		164,102
Class 529-C	1,405		1,403		2,808		2,780		13,040		15,820
Class 529-E	1,471		1,274		2,745		1,619		5,160		6,779
Class 529-T	—	*	—	*	—	*	—	*	1		1
Class 529-F-1	2,056		—	*	2,056		4,178		10,109		14,287
Class 529-F-2†	2,353		3,039		5,392
Class 529-F-3†	—	*	—	*	—	*
Class R-1	764		948		1,712		887		4,216		5,103
Class R-2	7,207		9,163		16,370		7,835		36,071		43,906
Class R-2E	1,273		1,277		2,550		1,407		5,084		6,491
Class R-3	25,594		23,143		48,737		28,956		96,071		125,027
Class R-4	54,854		41,750		96,604		62,912		175,158		238,070
Class R-5E	7,826		5,782		13,608		3,947		8,484		12,431
Class R-5	20,804		13,592		34,396		28,097		68,706		96,803
Class R-6	577,830		377,114		954,944		514,173		1,163,845		1,678,018
Total	$2,462,751		$1,783,264		$4,246,015		$2,378,428		$6,089,079		$8,467,507

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2115% on such assets in excess of $116 billion. On June 11, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective September 1, 2020, decreasing the annual rate to 0.2095% on daily net assets in excess of $144 billion. For the year ended April 30, 2021, the investment advisory services fee was $296,716,000, which was equivalent to an annualized rate of 0.228% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily

18	Washington Mutual Investors Fund

intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Washington Mutual Investors Fund	19

For the year ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$149,787		$41,552		$18,454		Not applicable
Class C	14,013		962		425		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	6,283		3,053		759		Not applicable
Class F-2	Not applicable		23,660		6,630		Not applicable
Class F-3	Not applicable		196		1,576		Not applicable
Class 529-A	5,738		1,483		743		$1,507
Class 529-C	1,219		86		38		78
Class 529-E	458		30		28		58
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	65		31		63
Class 529-F-2†	Not applicable		62		36		72
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	688		73		21		Not applicable
Class R-2	4,986		2,346		199		Not applicable
Class R-2E	572		200		28		Not applicable
Class R-3	8,599		2,662		516		Not applicable
Class R-4	7,716		3,098		926		Not applicable
Class R-5E	Not applicable		577		120		Not applicable
Class R-5	Not applicable		521		303		Not applicable
Class R-6	Not applicable		153		8,290		Not applicable
Total class-specific expenses	$200,059		$80,779		$39,123		$1,778

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $5,758,000 in the fund’s statement of operations reflects $1,372,000 in current fees (either paid in cash or deferred) and a net increase of $4,386,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $630,058,000 and $1,123,103,000, respectively, which generated $266,746,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended April 30, 2021.

20	Washington Mutual Investors Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2021

Class A	$4,357,554	89,283		$1,899,189		38,881		$(7,373,423)	(153,074)	$(1,116,680)	(24,910)
Class C	180,821	3,753		34,125		710		(620,384)	(13,484)	(405,438)	(9,021)
Class T	—	—		—		—		—	—	—	—
Class F-1	255,318	5,315		77,088		1,588		(1,185,816)	(24,304)	(853,410)	(17,401)
Class F-2	6,469,983	133,459		731,673		14,982		(5,130,117)	(105,320)	2,071,539	43,121
Class F-3	2,301,362	46,641		180,357		3,685		(1,255,294)	(25,699)	1,226,425	24,627
Class 529-A	357,293	7,591		77,338		1,586		(430,528)	(9,031)	4,103	146
Class 529-C	18,600	389		2,807		59		(164,770)	(3,690)	(143,363)	(3,242)
Class 529-E	8,627	179		2,744		57		(21,097)	(449)	(9,726)	(213)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	17,010	378		2,055		46		(222,479)	(5,021)	(203,414)	(4,597)
Class 529-F-2[3]	230,358	5,087		5,389		107		(21,265)	(415)	214,482	4,779
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	8,626	180		1,696		35		(23,165)	(483)	(12,843)	(268)
Class R-2	131,590	2,748		16,362		340		(216,530)	(4,552)	(68,578)	(1,464)
Class R-2E	20,396	423		2,550		53		(44,946)	(936)	(22,000)	(460)
Class R-3	304,592	6,309		48,687		1,007		(563,277)	(11,801)	(209,998)	(4,485)
Class R-4	349,012	7,253		96,563		1,993		(911,486)	(18,859)	(465,911)	(9,613)
Class R-5E	202,026	4,195		13,607		278		(93,489)	(1,920)	122,144	2,553
Class R-5	126,606	2,605		34,344		706		(449,792)	(9,219)	(288,842)	(5,908)
Class R-6	5,962,804	118,671		954,418		19,534		(6,556,339)	(128,148)	360,883	10,057
Total net increase (decrease)	$21,302,588	434,459		$4,180,992		85,647		$(25,284,197)	(516,405)	$199,383	3,701

See next page for footnotes.

Washington Mutual Investors Fund	21

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2020

Class A	$4,310,591	97,037	$4,064,002	88,829		$(7,388,459)	(166,408)	$986,134	19,458
Class C	270,327	6,115	106,433	2,339		(444,857)	(10,098)	(68,097)	(1,644)
Class T	—	—	—	—		—	—	—	—
Class F-1	482,219	10,649	191,658	4,203		(683,953)	(15,370)	(10,076)	(518)
Class F-2	6,953,320	155,049	1,282,497	28,159		(4,874,842)	(111,308)	3,360,975	71,900
Class F-3	1,611,667	35,772	288,191	6,330		(815,459)	(18,484)	1,084,399	23,618
Class 529-A	247,298	5,433	164,049	3,594		(425,811)	(9,352)	(14,464)	(325)
Class 529-C	32,347	716	15,812	346		(80,590)	(1,775)	(32,431)	(713)
Class 529-E	8,117	182	6,776	149		(21,263)	(471)	(6,370)	(140)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	48,168	1,055	14,281	315		(37,407)	(824)	25,042	546
Class R-1	10,510	242	5,073	111		(28,780)	(645)	(13,197)	(292)
Class R-2	140,710	3,175	43,834	964		(213,585)	(4,843)	(29,041)	(704)
Class R-2E	31,221	691	6,491	141		(28,857)	(649)	8,855	183
Class R-3	296,733	6,682	124,919	2,746		(598,919)	(13,373)	(177,267)	(3,945)
Class R-4	453,864	10,123	236,916	5,202		(1,022,972)	(22,708)	(332,192)	(7,383)
Class R-5E	229,823	5,022	12,429	276		(39,025)	(887)	203,227	4,411
Class R-5	191,648	4,254	96,605	2,111		(556,286)	(12,129)	(268,033)	(5,764)
Class R-6	5,247,977	118,900	1,674,337	36,752		(2,833,213)	(62,208)	4,089,101	93,444
Total net increase (decrease)	$20,566,540	461,097	$8,334,304	182,567		$(20,094,278)	(451,532)	$8,806,566	192,132

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,295,143,000 and $31,160,522,000, respectively, during the year ended April 30, 2021.

22	Washington Mutual Investors Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2021	$41.94	$.83	$15.12	$15.95	$(.87)	$(.67)	$(1.54)	$56.35	38.63%	$71,469		.58%		.58%		1.73%
4/30/2020	46.68	.88	(2.36)	(1.48)	(.88)	(2.38)	(3.26)	41.94	(3.63)	54,235		.58		.58		1.93
4/30/2019	45.27	.88	3.86	4.74	(.86)	(2.47)	(3.33)	46.68	11.26	59,459		.57		.57		1.96
4/30/2018	42.89	.88	4.89	5.77	(.86)	(2.53)	(3.39)	45.27	13.77	56,052		.57		.57		1.97
4/30/2017	39.38	.80	5.33	6.13	(.79)	(1.83)	(2.62)	42.89	15.91	53,976		.58		.58		1.95
Class C:
4/30/2021	41.33	.47	14.87	15.34	(.52)	(.67)	(1.19)	55.48	37.56	1,509		1.33		1.33		.99
4/30/2020	46.01	.54	(2.31)	(1.77)	(.53)	(2.38)	(2.91)	41.33	(4.33)	1,497		1.33		1.33		1.19
4/30/2019	44.66	.52	3.81	4.33	(.51)	(2.47)	(2.98)	46.01	10.40	1,742		1.35		1.35		1.18
4/30/2018	42.36	.52	4.81	5.33	(.50)	(2.53)	(3.03)	44.66	12.85	1,606		1.37		1.37		1.18
4/30/2017	38.92	.47	5.27	5.74	(.47)	(1.83)	(2.30)	42.36	14.99	1,643		1.38		1.38		1.15
Class T:
4/30/2021	41.93	.95	15.12	16.07	(.99)	(.67)	(1.66)	56.34	38.96 [5]	—	[6]	.33	[5]	.33	[5]	1.98	[5]
4/30/2020	46.68	1.00	(2.38)	(1.38)	(.99)	(2.38)	(3.37)	41.93	(3.39)[5]	—	[6]	.34	[5]	.34	[5]	2.18	[5]
4/30/2019	45.27	.98	3.86	4.84	(.96)	(2.47)	(3.43)	46.68	11.50 [5]	—	[6]	.36	[5]	.36	[5]	2.17	[5]
4/30/2018	42.89	.97	4.89	5.86	(.95)	(2.53)	(3.48)	45.27	14.01 [5]	—	[6]	.36	[5]	.36	[5]	2.17	[5]
4/30/2017[7,8]	42.53	.01	.35	.36	—	—	—	42.89	.85 [5,9]	—	[6]	.02	[5,9]	.02	[5,9]	.03	[5,9]
Class F-1:
4/30/2021	41.76	.80	15.05	15.85	(.84)	(.67)	(1.51)	56.10	38.53	2,422		.64		.64		1.68
4/30/2020	46.49	.85	(2.35)	(1.50)	(.85)	(2.38)	(3.23)	41.76	(3.68)	2,529		.64		.64		1.88
4/30/2019	45.10	.84	3.84	4.68	(.82)	(2.47)	(3.29)	46.49	11.17	2,840		.66		.66		1.88
4/30/2018	42.74	.84	4.87	5.71	(.82)	(2.53)	(3.35)	45.10	13.66	2,771		.67		.67		1.89
4/30/2017	39.25	.76	5.32	6.08	(.76)	(1.83)	(2.59)	42.74	15.81	2,999		.67		.67		1.86
Class F-2:
4/30/2021	41.89	.93	15.11	16.04	(.97)	(.67)	(1.64)	56.29	38.91	26,849		.37		.37		1.93
4/30/2020	46.64	.97	(2.37)	(1.40)	(.97)	(2.38)	(3.35)	41.89	(3.44)	18,175		.39		.39		2.13
4/30/2019	45.24	.96	3.86	4.82	(.95)	(2.47)	(3.42)	46.64	11.47	16,882		.38		.38		2.14
4/30/2018	42.86	.96	4.89	5.85	(.94)	(2.53)	(3.47)	45.24	14.00	11,874		.38		.38		2.15
4/30/2017	39.36	.87	5.33	6.20	(.87)	(1.83)	(2.70)	42.86	16.10	9,463		.41		.41		2.10
Class F-3:
4/30/2021	41.91	.99	15.10	16.09	(1.01)	(.67)	(1.68)	56.32	39.07	6,969		.27		.27		2.03
4/30/2020	46.66	1.02	(2.37)	(1.35)	(1.02)	(2.38)	(3.40)	41.91	(3.33)	4,154		.27		.27		2.24
4/30/2019	45.26	1.00	3.86	4.86	(.99)	(2.47)	(3.46)	46.66	11.56	3,523		.30		.30		2.22
4/30/2018	42.88	.94	4.96	5.90	(.99)	(2.53)	(3.52)	45.26	14.10	2,212		.30		.30		2.10
4/30/2017[7,10]	41.86	.15	1.10	1.25	(.23)	—	(.23)	42.88	2.98 [9]	249		.08	[9]	.08	[9]	.35	[9]
Class 529-A:
4/30/2021	41.83	.81	15.08	15.89	(.85)	(.67)	(1.52)	56.20	38.58	2,887		.62		.62		1.69
4/30/2020	46.56	.86	(2.35)	(1.49)	(.86)	(2.38)	(3.24)	41.83	(3.66)	2,142		.63		.63		1.89
4/30/2019	45.16	.84	3.85	4.69	(.82)	(2.47)	(3.29)	46.56	11.18	2,400		.65		.65		1.88
4/30/2018	42.80	.84	4.88	5.72	(.83)	(2.53)	(3.36)	45.16	13.67	2,270		.65		.65		1.88
4/30/2017	39.30	.77	5.32	6.09	(.76)	(1.83)	(2.59)	42.80	15.82	1,982		.66		.66		1.86

See end of table for footnotes.

Washington Mutual Investors Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2021	$41.56	$.48	$14.96	$15.44	$(.49)	$(.67)	$(1.16)	$55.84	37.57%		$109		1.35%		1.35%		1.02%
4/30/2020	46.25	.53	(2.33)	(1.80)	(.51)	(2.38)	(2.89)	41.56	(4.38)		216		1.36		1.36		1.16
4/30/2019	44.87	.51	3.83	4.34	(.49)	(2.47)	(2.96)	46.25	10.36		273		1.39		1.39		1.15
4/30/2018	42.48	.52	4.82	5.34	(.42)	(2.53)	(2.95)	44.87	12.83		298		1.42		1.42		1.17
4/30/2017	39.03	.45	5.27	5.72	(.44)	(1.83)	(2.27)	42.48	14.91		470		1.43		1.43		1.10
Class 529-E:
4/30/2021	41.56	.70	14.98	15.68	(.75)	(.67)	(1.42)	55.82	38.27		107		.85		.85		1.47
4/30/2020	46.27	.75	(2.33)	(1.58)	(.75)	(2.38)	(3.13)	41.56	(3.89)		88		.86		.86		1.66
4/30/2019	44.90	.74	3.82	4.56	(.72)	(2.47)	(3.19)	46.27	10.91		105		.89		.89		1.65
4/30/2018	42.57	.73	4.85	5.58	(.72)	(2.53)	(3.25)	44.90	13.40		103		.89		.89		1.65
4/30/2017	39.10	.66	5.30	5.96	(.66)	(1.83)	(2.49)	42.57	15.54		100		.90		.90		1.62
Class 529-T:
4/30/2021	41.93	.93	15.11	16.04	(.96)	(.67)	(1.63)	56.34	38.90	[5]	—	[6]	.38	[5]	.38	[5]	1.92	[5]
4/30/2020	46.68	.97	(2.37)	(1.40)	(.97)	(2.38)	(3.35)	41.93	(3.44)[5]		—	[6]	.38	[5]	.38	[5]	2.14	[5]
4/30/2019	45.27	.95	3.86	4.81	(.93)	(2.47)	(3.40)	46.68	11.44	[5]	—	[6]	.41	[5]	.41	[5]	2.12	[5]
4/30/2018	42.89	.94	4.90	5.84	(.93)	(2.53)	(3.46)	45.27	13.95	[5]	—	[6]	.42	[5]	.42	[5]	2.10	[5]
4/30/2017[7,8]	42.53	.01	.35	.36	—	—	—	42.89	.85	[5,9]	—	[6]	.03	[5,9]	.03	[5,9]	.02	[5,9]
Class 529-F-1:
4/30/2021	41.70	.84	15.10	15.94	(.96)	(.67)	(1.63)	56.01	38.87	[5]	—	[6]	.40	[5]	.40	[5]	1.88	[5]
4/30/2020	46.44	.96	(2.35)	(1.39)	(.97)	(2.38)	(3.35)	41.70	(3.45)		192		.40		.40		2.12
4/30/2019	45.06	.94	3.84	4.78	(.93)	(2.47)	(3.40)	46.44	11.42		188		.42		.42		2.11
4/30/2018	42.71	.94	4.87	5.81	(.93)	(2.53)	(3.46)	45.06	13.93		146		.42		.42		2.10
4/30/2017	39.23	.85	5.31	6.16	(.85)	(1.83)	(2.68)	42.71	16.06		126		.44		.44		2.08
Class 529-F-2:
4/30/2021[7,11]	44.47	.50	12.55	13.05	(.51)	(.67)	(1.18)	56.34	29.66	[9]	269		.38	[12]	.38	[12]	1.95	[12]
Class 529-F-3:
4/30/2021[7,11]	44.47	.51	12.55	13.06	(.52)	(.67)	(1.19)	56.34	29.69	[9]	—	[6]	.43	[12]	.32	[12]	2.01	[12]
Class R-1:
4/30/2021	41.45	.46	14.92	15.38	(.52)	(.67)	(1.19)	55.64	37.53		75		1.35		1.35		.96
4/30/2020	46.13	.52	(2.31)	(1.79)	(.51)	(2.38)	(2.89)	41.45	(4.37)		67		1.37		1.37		1.15
4/30/2019	44.76	.51	3.82	4.33	(.49)	(2.47)	(2.96)	46.13	10.37		88		1.39		1.39		1.14
4/30/2018	42.45	.51	4.82	5.33	(.49)	(2.53)	(3.02)	44.76	12.82		92		1.39		1.39		1.15
4/30/2017	39.00	.46	5.28	5.74	(.46)	(1.83)	(2.29)	42.45	14.98		93		1.39		1.39		1.14

See end of table for footnotes.

24	Washington Mutual Investors Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
4/30/2021	$41.26	$.45	$14.85	$15.30	$(.51)	$(.67)	$(1.18)	$55.38	37.54%	$739		1.37%	1.37%	.94%
4/30/2020	45.94	.52	(2.31)	(1.79)	(.51)	(2.38)	(2.89)	41.26	(4.37)	611		1.37	1.37	1.15
4/30/2019	44.60	.51	3.80	4.31	(.50)	(2.47)	(2.97)	45.94	10.37	712		1.39	1.39	1.14
4/30/2018	42.31	.51	4.81	5.32	(.50)	(2.53)	(3.03)	44.60	12.82	713		1.39	1.39	1.15
4/30/2017	38.88	.46	5.26	5.72	(.46)	(1.83)	(2.29)	42.31	14.97	736		1.39	1.39	1.13
Class R-2E:
4/30/2021	41.72	.59	15.03	15.62	(.64)	(.67)	(1.31)	56.03	37.92	98		1.08	1.08	1.24
4/30/2020	46.43	.66	(2.34)	(1.68)	(.65)	(2.38)	(3.03)	41.72	(4.09)	92		1.07	1.07	1.45
4/30/2019	45.05	.64	3.85	4.49	(.64)	(2.47)	(3.11)	46.43	10.69	94		1.09	1.09	1.43
4/30/2018	42.71	.62	4.89	5.51	(.64)	(2.53)	(3.17)	45.05	13.19	62		1.09	1.09	1.39
4/30/2017	39.26	.55	5.33	5.88	(.60)	(1.83)	(2.43)	42.71	15.27	31		1.10	1.10	1.35
Class R-3:
4/30/2021	41.54	.66	14.96	15.62	(.71)	(.67)	(1.38)	55.78	38.13	1,904		.92	.92	1.39
4/30/2020	46.24	.72	(2.32)	(1.60)	(.72)	(2.38)	(3.10)	41.54	(3.94)	1,604		.92	.92	1.60
4/30/2019	44.87	.71	3.82	4.53	(.69)	(2.47)	(3.16)	46.24	10.86	1,968		.94	.94	1.59
4/30/2018	42.54	.71	4.84	5.55	(.69)	(2.53)	(3.22)	44.87	13.34	1,965		.94	.94	1.59
4/30/2017	39.08	.65	5.28	5.93	(.64)	(1.83)	(2.47)	42.54	15.49	1,890		.95	.95	1.58
Class R-4:
4/30/2021	41.68	.81	15.02	15.83	(.85)	(.67)	(1.52)	55.99	38.57	3,322		.62	.62	1.69
4/30/2020	46.41	.86	(2.35)	(1.49)	(.86)	(2.38)	(3.24)	41.68	(3.67)	2,874		.62	.62	1.90
4/30/2019	45.03	.85	3.83	4.68	(.83)	(2.47)	(3.30)	46.41	11.19	3,542		.64	.64	1.89
4/30/2018	42.68	.84	4.87	5.71	(.83)	(2.53)	(3.36)	45.03	13.70	2,954		.64	.64	1.89
4/30/2017	39.20	.77	5.31	6.08	(.77)	(1.83)	(2.60)	42.68	15.83	2,683		.64	.64	1.88
Class R-5E:
4/30/2021	41.86	.92	15.09	16.01	(.95)	(.67)	(1.62)	56.25	38.88	536		.41	.41	1.89
4/30/2020	46.61	.95	(2.35)	(1.40)	(.97)	(2.38)	(3.35)	41.86	(3.45)	292		.41	.41	2.11
4/30/2019	45.23	.94	3.85	4.79	(.94)	(2.47)	(3.41)	46.61	11.41	120		.43	.43	2.11
4/30/2018	42.86	.85	4.98	5.83	(.93)	(2.53)	(3.46)	45.23	13.93	12		.43	.43	1.88
4/30/2017	39.36	.75	5.42	6.17	(.84)	(1.83)	(2.67)	42.86	16.04	—	[6]	.48	.48	1.82
Class R-5:
4/30/2021	41.91	.96	15.11	16.07	(.99)	(.67)	(1.66)	56.32	39.00	1,005		.32	.32	2.00
4/30/2020	46.66	1.01	(2.38)	(1.37)	(1.00)	(2.38)	(3.38)	41.91	(3.38)	996		.32	.32	2.20
4/30/2019	45.25	.99	3.85	4.84	(.96)	(2.47)	(3.43)	46.66	11.53	1,378		.34	.34	2.20
4/30/2018	42.87	.98	4.89	5.87	(.96)	(2.53)	(3.49)	45.25	14.04	2,078		.34	.34	2.20
4/30/2017	39.37	.90	5.32	6.22	(.89)	(1.83)	(2.72)	42.87	16.16	2,137		.35	.35	2.18
Class R-6:
4/30/2021	41.96	.99	15.12	16.11	(1.02)	(.67)	(1.69)	56.38	39.04	32,128		.27	.27	2.04
4/30/2020	46.71	1.03	(2.37)	(1.34)	(1.03)	(2.38)	(3.41)	41.96	(3.32)	23,486		.27	.27	2.25
4/30/2019	45.29	1.01	3.87	4.88	(.99)	(2.47)	(3.46)	46.71	11.60	21,782		.29	.29	2.23
4/30/2018	42.91	.99	4.90	5.89	(.98)	(2.53)	(3.51)	45.29	14.09	16,371		.29	.29	2.22
4/30/2017	39.40	.91	5.34	6.25	(.91)	(1.83)	(2.74)	42.91	16.23	11,692		.30	.30	2.21

See end of table for footnotes.

Washington Mutual Investors Fund	25

Financial highlights (continued)

	Year ended April 30,
	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[13]	24%	30%	25%	25%	21%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Annualized.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

26	Washington Mutual Investors Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Washington Mutual Investors Fund (the “Fund”) as of April 30, 2021, the related statement of operations for the year ended April 30, 2021, the statements of changes in net assets for each of the two years in the period ended April 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles,
California June 9, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Washington Mutual Investors Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	Washington Mutual Investors Fund

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,295.60	$3.24	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,290.58	7.50	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	1,296.83	1.82	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,295.07	3.59	.63
Class F-1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 – actual return	1,000.00	1,296.64	2.11	.37
Class F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 – actual return	1,000.00	1,297.33	1.54	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,295.19	3.47	.61
Class 529-A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-C – actual return	1,000.00	1,290.57	7.55	1.33
Class 529-C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class 529-E – actual return	1,000.00	1,293.57	4.78	.84
Class 529-E – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-T – actual return	1,000.00	1,296.50	2.22	.39
Class 529-T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-1 – actual return	1,000.00	1,296.13	2.33	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-2 – actual return	1,000.00	1,296.55	2.16	.38
Class 529-F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-3 – actual return	1,000.00	1,296.95	1.82	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-1 – actual return	1,000.00	1,290.18	7.67	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2 – actual return	1,000.00	1,290.13	7.78	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E – actual return	1,000.00	1,292.16	6.08	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 – actual return	1,000.00	1,293.15	5.23	.92
Class R-3 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 – actual return	1,000.00	1,295.05	3.47	.61
Class R-4 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5E – actual return	1,000.00	1,296.39	2.33	.41
Class R-5E – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-5 – actual return	1,000.00	1,296.99	1.77	.31
Class R-5 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-6 – actual return	1,000.00	1,297.25	1.48	.26
Class R-6 – assumed 5% return	1,000.00	1,023.51	1.30	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	29

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended April 30, 2021:

Long-term capital gains	$2,104,037,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$1,841,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2021, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

30	Washington Mutual Investors Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Washington Mutual Investors Fund	31

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32	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships [4] held by trustee
Gina F. Adams, 1958	2019	Senior Vice President, Government and Regulatory Affairs, FedEx Corporation (transportation/logistics company)	1	None
Charles E. Andrews, 1952	2013	Business advisor and corporate board member; former Board Member and Advisor, MorganFranklin Consulting (business consulting and technology solutions); former CEO, MorganFranklin Consulting	1	Marriott Vacations Worldwide Corporation; NVR, Inc.; Trustar Bank
Nariman Farvardin, 1956 Chairman of the Board (Independent and Non-Executive)	2007	President, Stevens Institute of Technology	88	None
Mary Davis Holt, 1950	2010	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	88	None
R. Clark Hooper, 1946	2003	Private investor	91	None
Donald L. Nickles, 1948	2007	Chairman and CEO, The Nickles Group (consulting and business venture); former United States Senator (Oklahoma) (1981–2005)	1	Valero Energy Corporation
John Knox Singleton, 1948	2001	Partner, Sunflower Investment Group LLC; former President and CEO, INOVA Health System	1	Healthcare Realty Trust, Inc.
Margaret Spellings, 1957	2015	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	92	None

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Alan N. Berro, 1960 Co-President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.	1	None
Eric H. Stern, 1964 Co-President	2014	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[7]	1	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

34	Washington Mutual Investors Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Michael W. Stockton, 1967 Principal Executive Officer and Executive Vice President	1995	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Mark L. Casey, 1970 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company
Brady L. Enright, 1967 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.
Irfan M. Furniturewala, 1971 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company
Jeffrey T. Lager, 1968 Senior Vice President	2013	Partner — Capital International Investors, Capital Research and Management Company
Jin Lee, 1969 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company
Diana Wagner, 1973 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Alan J. Wilson, 1961 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Donald Rolfe, 1972 Vice President	2013	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Jennifer L. Butler, 1966 Secretary	2005	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company
Zarouhi M. Chavdarian, 1993 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
W. Michael Pattie, 1981 Assistant Treasurer	2020	Assistant Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Diana Wagner, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

Washington Mutual Investors Fund	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
650 Town Center Drive, Suite 700
Costa Mesa, CA 92626

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Charles E. Andrews, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

WMIF

Registrant:

a) Audit Fees:
Audit	2020	121,000
	2021	109,000

b) Audit-Related Fees:
	2020	None
	2021	None

c) Tax Fees:
	2020	18,000
	2021	9,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	None
	2021	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2020	15,000
	2021	None

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	12,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $45,000 for fiscal year 2020 and $11,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By __/s/ Michael Stockton________________
Michael Stockton, Executive Vice President and Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Michael Stockton_____________
Michael Stockton, Executive Vice President and Principal Executive Officer

Date: June 30, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2021